Segment information - Segment assets (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024
Segment information
Segment assets	$ 58,631,838	$ 69,913,257
Cash and cash equivalents	4,061,703	7,418,779	$ 10,613,780	$ 46,791
Inventory	30,237,222	36,871,647
Segment liabilities	49,142,453	61,462,255
Vision Marine Segment
Segment information
Segment assets	19,090,606	23,943,258
Cash and cash equivalents	1,700,854	5,781,142
Inventory	5,739,546	5,296,466
Segment liabilities	8,000,905	3,865,964
NVG Segment
Segment information
Segment assets	39,541,232	45,969,999
Cash and cash equivalents	2,360,849	1,637,637
Inventory	24,497,676	31,575,181
Segment liabilities	$ 41,141,548	$ 57,596,291